Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill.
Goodwill

8.    Goodwill

The following is a summary of changes in the carrying amount of goodwill (in thousands):

	For the Year Ended December 31,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	191,077	126,344
Disposal of a subsidiary	(64,733)	—
Impairment	—	(126,344)
Balance at the end of the year	126,344	—

As of December 31, 2023, and 2024, due to the changing market conditions and fluctuations in the Group’s share price, the Group performed quantitative impairment tests. A third-party valuation firm was engaged to help the management determine the fair value of the reporting unit by applying a discounted cash flow model. The judgment in estimating the fair value of the reporting unit includes revenue growth rates, profit margins, discount rate and other assumptions. In order to assess the impact of changes in certain significant assumptions, which could materially affect the determination of the fair value of the reporting unit, the Group performed sensitivity analyses by decreasing the revenue growth rates, profit margins and increasing the discount rate. The analyses still resulted in the fair value of the reporting unit exceeding its carrying value as of December 31, 2023 and 2024. The Group further reconciled the estimated fair value of the reporting unit to its market capitalization and determined that the reporting unit's carrying value would still be lower after a reasonable control premium is applied to the market capitalization. Based on the quantitative impairment tests, management determined the estimated fair value of the reporting unit exceeded its carrying value and no impairment loss was recorded for the years ended December 31, 2023 and 2024.

As of December 31, 2025, considering the Company’s market capitalization is consistently lower than carrying amount of its net assets amid current market conditions, a quantitative impairment test was conducted by comparing the fair value of the reporting unit to its carrying amount, including goodwill. Based on the quantitative impairment test, management determined that the carrying value of the reporting unit exceeded its estimated fair value and, therefore, recorded a full impairment loss of RMB126.3 million on the goodwill. The impairment was primarily driven by updated forecasts that reflect the current market conditions. The fair value of the reporting unit is estimated using a discounted cash flow model.